Transfers of financial assets and variable interest entities (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 1,007.0	SFr 1,168.0
Weighted-average life, in years	6 years 8 months 12 days	5 years 7 months 7 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (18.1)	SFr (14.0)
Impact on fair value from 20% adverse change in cash flow discount rate	(35.6)	(27.4)
Impact on fair value from 10% adverse change in expected credit losses	(8.0)	(7.1)
Impact on fair value from 20% adverse change in expected credit losses	SFr (15.9)	SFr (14.0)
CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	2.10%	1.60%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	1.00%
CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	13.30%	22.30%
Expected credit losses rate (rate per annum), in % (as a percent)	12.70%	22.20%
CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 73.0	SFr 79.0
RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 2,274.0	SFr 2,394.0
Weighted-average life, in years	9 years 8 months 12 days	7 years 9 months 18 days
Impact on fair value from 10% adverse change in prepayment speed	SFr (30.5)	SFr (29.2)
Impact on fair value from 20% adverse change in prepayment speed	(57.6)	(56.4)
Impact on fair value from 10% adverse change in cash flow discount rate	(63.1)	(43.8)
Impact on fair value from 20% adverse change in cash flow discount rate	(122.5)	(85.3)
Impact on fair value from 10% adverse change in expected credit losses	(32.3)	(25.3)
Impact on fair value from 20% adverse change in expected credit losses	SFr (63.2)	SFr (49.4)
RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	1.00%	1.00%
Cash flow discount rate per annum, in % (as a percent)	1.50%	1.70%
Expected credit losses rate (rate per annum), in % (as a percent)	1.30%	0.00%
RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	37.10%	36.60%
Cash flow discount rate per annum, in % (as a percent)	35.50%	44.00%
Expected credit losses rate (rate per annum), in % (as a percent)	34.30%	41.70%
RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 581.0	SFr 246.0
Other asset-backed financing activities
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 56.0	SFr 212.0
Weighted-average life, in years	2 years 6 months 1 day	3 years 7 months 6 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (0.7)	SFr (1.2)
Impact on fair value from 20% adverse change in cash flow discount rate	(1.5)	(2.4)
Impact on fair value from 10% adverse change in expected credit losses	(0.7)	(0.4)
Impact on fair value from 20% adverse change in expected credit losses	SFr (1.5)	SFr (0.7)
Other asset-backed financing activities | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	5.70%	0.30%
Expected credit losses rate (rate per annum), in % (as a percent)	0.20%	1.40%
Other asset-backed financing activities | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	21.20%	21.20%
Expected credit losses rate (rate per annum), in % (as a percent)	14.20%	13.10%
Other asset-backed financing activities | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 55.0	SFr 146.0
Bank | CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 1,007.0	SFr 1,168.0
Weighted-average life, in years	6 years 8 months 12 days	5 years 7 months 7 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (18.1)	SFr (14.0)
Impact on fair value from 20% adverse change in cash flow discount rate	(35.6)	(27.4)
Impact on fair value from 10% adverse change in expected credit losses	(8.0)	(7.1)
Impact on fair value from 20% adverse change in expected credit losses	SFr (15.9)	SFr (14.0)
Bank | CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	2.10%	1.60%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	1.00%
Bank | CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	13.30%	22.30%
Expected credit losses rate (rate per annum), in % (as a percent)	12.70%	22.20%
Bank | CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 73.0	SFr 79.0
Bank | RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 2,274.0	SFr 2,394.0
Weighted-average life, in years	9 years 8 months 12 days	7 years 9 months 18 days
Impact on fair value from 10% adverse change in prepayment speed	SFr (30.5)	SFr (29.2)
Impact on fair value from 20% adverse change in prepayment speed	(57.6)	(56.4)
Impact on fair value from 10% adverse change in cash flow discount rate	(63.1)	(43.8)
Impact on fair value from 20% adverse change in cash flow discount rate	(122.5)	(85.3)
Impact on fair value from 10% adverse change in expected credit losses	(32.3)	(25.3)
Impact on fair value from 20% adverse change in expected credit losses	SFr (63.2)	SFr (49.4)
Bank | RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	1.00%	1.00%
Cash flow discount rate per annum, in % (as a percent)	1.50%	1.70%
Expected credit losses rate (rate per annum), in % (as a percent)	1.30%	0.00%
Bank | RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	37.10%	36.60%
Cash flow discount rate per annum, in % (as a percent)	35.50%	44.00%
Expected credit losses rate (rate per annum), in % (as a percent)	34.30%	41.70%
Bank | RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 581.0	SFr 246.0
Bank | Other asset-backed financing activities
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 56.0	SFr 212.0
Weighted-average life, in years	2 years 6 months 1 day	3 years 7 months 6 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (0.7)	SFr (1.2)
Impact on fair value from 20% adverse change in cash flow discount rate	(1.5)	(2.4)
Impact on fair value from 10% adverse change in expected credit losses	(0.7)	(0.4)
Impact on fair value from 20% adverse change in expected credit losses	SFr (1.5)	SFr (0.7)
Bank | Other asset-backed financing activities | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	5.70%	0.30%
Expected credit losses rate (rate per annum), in % (as a percent)	0.20%	1.40%
Bank | Other asset-backed financing activities | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	21.20%	21.20%
Expected credit losses rate (rate per annum), in % (as a percent)	14.20%	13.10%
Bank | Other asset-backed financing activities | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 55.0	SFr 146.0